Eaton Vance

Tax-Advantaged Global Dividend Income Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 105.0%

Security	Shares	Value
Aerospace & Defense — 0.7%
CAE, Inc.(1)	355,027	$9,573,732

		$9,573,732

Banks — 8.2%
Banco Santander SA(1)	2,208,093	$9,424,744
Bank of America Corp.(1)	296,475	9,095,853
Bank Polska Kasa Opieki SA(1)	500,960	13,308,139
Canadian Imperial Bank of Commerce(1)	137,310	10,802,316
Citigroup, Inc.(1)	214,006	15,228,667
Commonwealth Bank of Australia(1)	162,724	9,132,328
ING Groep NV(1)	546,354	6,062,204
KeyCorp(1)	578,929	10,634,926
Societe Generale SA(1)	207,408	5,080,389
UniCredit SpA(1)	427,186	5,029,908
Wells Fargo & Co.(1)	281,300	13,617,733

		$107,417,207

Beverages — 3.6%
Anheuser-Busch InBev SA/NV(1)	129,477	$13,017,175
Coca-Cola Co. (The)(1)	317,092	16,688,552
Coca-Cola HBC AG(1)	143,325	4,931,703
Diageo PLC(1)	311,731	12,999,238

		$47,636,668

Biotechnology — 0.6%
CSL, Ltd.(1)	52,780	$8,235,915

		$8,235,915

Building Products — 0.9%
Assa Abloy AB, Class B(1)	534,808	$12,266,963

		$12,266,963

Capital Markets — 0.5%
TD Ameritrade Holding Corp.(1)	124,527	$6,363,330

		$6,363,330

Chemicals — 2.6%
BASF SE(1)	134,012	$8,896,285
Ecolab, Inc.(1)	38,761	7,819,257
Ems-Chemie Holding AG(1)	13,677	8,547,827
Sika AG(1)	62,263	8,989,167

		$34,252,536

Construction & Engineering — 0.0%(2)
Abengoa SA, Class A(1)(3)	311,491	$6,441
Abengoa SA, Class B(1)(3)	3,220,895	28,375

		$34,816

Security	Shares	Value
Consumer Finance — 2.2%
Capital One Financial Corp.(1)	126,177	$11,661,278
Discover Financial Services(1)	94,427	8,473,879
Navient Corp.(1)	235,619	3,334,009
OneMain Holdings, Inc.(1)	143,082	5,930,749

		$29,399,915

Diversified Financial Services — 1.2%
ORIX Corp.(1)	1,122,807	$16,024,622

		$16,024,622

Diversified Telecommunication Services — 1.7%
BT Group PLC(1)	9,312,120	$21,812,258

		$21,812,258

Electric Utilities — 5.5%
Acciona SA(1)	25,691	$2,735,552
Endesa SA(1)	157,761	3,898,023
Enel SpA(1)	1,672,825	11,443,167
Iberdrola SA(1)	1,241,206	11,775,793
NextEra Energy, Inc.(1)	101,436	21,014,496
Red Electrica Corp. SA(1)	165,339	3,117,275
SSE PLC(1)	1,403,655	18,713,076

		$72,697,382

Electrical Equipment — 2.3%
Legrand SA(1)	210,294	$14,813,415
Melrose Industries PLC(1)	7,049,404	15,909,876

		$30,723,291

Electronic Equipment, Instruments & Components — 1.7%
CDW Corp.(1)	72,573	$8,575,226
Keyence Corp.(1)	23,503	13,487,167

		$22,062,393

Entertainment — 2.4%
Nintendo Co., Ltd.(1)	19,792	$7,281,332
Walt Disney Co. (The)(1)	169,885	24,295,254

		$31,576,586

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.(1)	96,902	$20,506,401
Equity Residential(1)	90,303	7,124,004

		$27,630,405

Food Products — 2.1%
Mondelez International, Inc., Class A(1)	262,249	$14,027,699
Nestle SA(1)	124,115	13,167,010

		$27,194,709

Gas Utilities — 0.3%
Enagas SA(1)	182,364	$3,978,115

		$3,978,115

Security	Shares	Value
Health Care Equipment & Supplies — 4.2%
Baxter International, Inc.(1)	155,041	$13,018,793
Boston Scientific Corp.(1)(3)	303,897	12,903,467
Danaher Corp.(1)	99,375	13,962,187
Intuitive Surgical, Inc.(1)(3)	20,205	10,496,700
Straumann Holding AG(1)	5,772	4,708,815

		$55,089,962

Health Care Providers & Services — 0.8%
Anthem, Inc.(1)	35,050	$10,326,080

		$10,326,080

Hotels, Restaurants & Leisure — 1.2%
Compass Group PLC(1)	418,940	$10,599,393
Star Entertainment Group, Ltd. (The)(1)	1,979,305	5,586,478

		$16,185,871

Household Durables — 0.3%
Sekisui House, Ltd.(1)	215,222	$3,618,608

		$3,618,608

Household Products — 0.6%
Reckitt Benckiser Group PLC(1)	102,673	$7,936,959

		$7,936,959

Industrial Conglomerates — 0.7%
DCC PLC(1)	109,052	$9,196,209

		$9,196,209

Insurance — 4.7%
Aegon NV(1)	1,117,287	$5,505,906
AIA Group, Ltd.(1)	702,634	7,205,329
Assurant, Inc.(1)	56,904	6,450,637
Aviva PLC(1)	1,980,481	9,723,401
Chubb, Ltd.(1)	77,521	11,848,310
Powszechny Zaklad Ubezpieczen SA(1)	1,084,887	11,667,463
Prudential PLC(1)	469,657	9,662,831

		$62,063,877

Interactive Media & Services — 5.7%
Alphabet, Inc., Class C(1)(3)	39,565	$48,137,944
Facebook, Inc., Class A(1)(3)	99,787	19,381,629
Tencent Holdings, Ltd.(1)	142,670	6,647,418

		$74,166,991

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(1)(3)	21,212	$39,598,137

		$39,598,137

IT Services — 2.4%
Amadeus IT Group SA(1)	243,696	$19,044,087
Visa, Inc., Class A(1)	69,685	12,403,930

		$31,448,017

Leisure Products — 1.2%
Yamaha Corp.(1)	345,542	$16,289,680

		$16,289,680

Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Lonza Group AG(1)	29,688	$10,169,731

		$10,169,731

Machinery — 6.1%
Alstom SA(1)	406,091	$17,489,836
Atlas Copco AB, Class A(1)	223,490	6,826,307
Fortive Corp.(1)	112,158	8,529,616
Gardner Denver Holdings, Inc.(1)(3)	271,322	8,945,486
ITT, Inc.(1)	206,996	12,920,690
Stanley Black & Decker, Inc.(1)	85,767	12,658,352
Xylem, Inc.(1)	163,287	13,110,313

		$80,480,600

Metals & Mining — 3.0%
BHP Group PLC(1)	516,483	$12,314,775
Glencore PLC(1)	3,822,054	12,256,633
Rio Tinto, Ltd.(1)	218,541	14,626,371

		$39,197,779

Multi-Utilities — 1.1%
CMS Energy Corp.(1)	244,107	$14,211,910

		$14,211,910

Multiline Retail — 1.0%
Wesfarmers, Ltd.(1)	474,026	$12,694,432

		$12,694,432

Oil, Gas & Consumable Fuels — 6.1%
BP PLC(1)	1,342,175	$8,880,830
ConocoPhillips(1)	146,794	8,672,590
Eni SpA	362,822	5,667,753
EOG Resources, Inc.(1)	141,846	12,177,479
Exxon Mobil Corp.(1)	181,019	13,460,573
Phillips 66(1)	150,917	15,478,047
Polski Koncern Naftowy ORLEN SA(1)	623,127	15,613,323

		$79,950,595

Personal Products — 1.1%
Unilever PLC(1)	228,849	$13,768,049

		$13,768,049

Pharmaceuticals — 4.8%
Eli Lilly & Co.(1)	101,024	$11,006,565
GlaxoSmithKline PLC(1)	685,726	14,181,446
Johnson & Johnson(1)	96,076	12,511,017
Novo Nordisk A/S, Class B(1)	179,781	8,632,961
Zoetis, Inc.(1)	141,433	16,249,237

		$62,581,226

Professional Services — 1.8%
Recruit Holdings Co., Ltd.(1)	374,406	$12,678,313
Verisk Analytics, Inc.(1)	68,448	10,384,931

		$23,063,244

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV(1)	68,037	$15,160,294
Infineon Technologies AG(1)	365,336	6,766,814
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	291,113	12,410,147

		$34,337,255

Software — 3.0%
Microsoft Corp.(1)	285,028	$38,840,766

		$38,840,766

Specialty Retail — 3.5%
Industria de Diseno Textil SA(1)	506,357	$15,151,372
Lowe’s Cos., Inc.(1)	116,280	11,790,792
Tiffany & Co.(1)	63,088	5,925,225
TJX Cos., Inc. (The)(1)	134,423	7,334,119
Ulta Beauty, Inc.(1)(3)	15,669	5,472,398

		$45,673,906

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.(1)	112,982	$24,069,685

		$24,069,685

Textiles, Apparel & Luxury Goods — 3.7%
adidas AG(1)	31,365	$9,997,377
Cie Financiere Richemont SA(1)	123,439	10,577,888
LVMH Moet Hennessy Louis Vuitton SE(1)	27,001	11,153,013
Pandora A/S(1)	332,036	12,727,692
Samsonite International SA(1)(4)	1,846,469	3,615,551

		$48,071,521

Wireless Telecommunication Services — 1.2%
Tele2 AB, Class B(1)	1,143,837	$16,344,713

		$16,344,713

Total Common Stocks (identified cost $1,285,836,993)		$1,378,256,646

Preferred Stocks — 5.8%

Security	Shares	Value
Banks — 2.0%
AgriBank FCB, 6.875% to 1/1/24(1)(5)	50,890	$5,502,481
CoBank ACB, Series F, 6.25% to 10/1/22(1)(5)	37,717	3,974,429
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(4)(5)	7,600	818,900
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(4)(6)	2,570	1,901,800
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(5)	92,100	2,528,145
Texas Capital Bancshares, Inc., 6.50%(1)	134,839	3,615,034
Wells Fargo & Co., Series L, 7.50% (Convertible)(1)	2,938	4,085,465
Wells Fargo & Co., Series Y, 5.625%(1)	143,275	3,770,998

		$26,197,252

Electric Utilities — 0.5%
Duke Energy Corp., Series A, 5.75%	182,700	$5,051,655
Interstate Power & Light Co., Series D, 5.10%(1)	18,904	488,290
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	60,924	1,548,688

		$7,088,633

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.6%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	271,000	$2,059,600
SITE Centers Corp., Series A, 6.375%(1)	139,400	3,662,038
SITE Centers Corp., Series K, 6.25%(1)	21,025	546,860
Vornado Realty Trust, Series K, 5.70%(1)	53,253	1,352,094

		$7,620,592

Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(1)(4)	86,230	$8,666,115
Ocean Spray Cranberries, Inc., 6.25%(1)(4)	18,430	1,640,270

		$10,306,385

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(5)	66,400	$1,783,006

		$1,783,006

Insurance — 0.5%
Athene Holding, Ltd., Series A, 6.35% to 6/30/29(5)	240,050	$6,558,166

		$6,558,166

Multi-Utilities — 0.4%
DTE Energy Co., Series C, 5.25%(1)	186,698	$4,753,331

		$4,753,331

Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(5)	403,475	$8,614,191

		$8,614,191

Pipelines — 0.1%
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	59,950	$1,490,957

		$1,490,957

Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 6.50%	102,075	$2,621,286

		$2,621,286

Total Preferred Stocks (identified cost $78,590,054)		$77,033,799

Corporate Bonds & Notes — 15.4%

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.5%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(5)(7)	$7,538	$7,040,643

		$7,040,643

Banks — 7.4%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(5)(7)	$3,400	$3,211,810
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(4)(5)(7)	625	631,406
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(5)(7)	7,975	8,496,166
Barclays PLC, 7.75% to 9/15/23(5)(7)	7,440	7,584,820
Citigroup, Inc., 5.95% to 1/30/23(5)(7)	2,100	2,208,748
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(5)(7)	2,080	2,203,687
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(5)(7)	2,569	2,869,843
Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(7)	5,917	6,291,043
Danske Bank A/S, 7.00% to 6/26/25(5)(7)(8)	4,565	4,762,505

Security	Principal Amount (000’s omitted)	Value
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(7)	$3,200	$3,339,842
HSBC Holdings PLC, 6.375% to 9/17/24(5)(7)	5,960	6,200,397
ING Groep NV, 6.50% to 4/16/25(5)(7)	3,100	3,245,700
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(5)(7)	14,204	15,172,926
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(5)(7)	6,125	6,435,231
Nordea Bank Abp, 6.125% to 9/23/24(4)(5)(7)	3,715	3,829,106
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(5)(7)	5,035	5,406,331
Societe Generale SA, 6.75% to 4/6/28(1)(4)(5)(7)	4,335	4,333,483
Societe Generale SA, 7.375% to 10/4/23(4)(5)(7)	2,925	3,047,748
UniCredit SpA, 8.00% to 6/3/24(1)(5)(7)(8)	7,025	7,081,200
Zions Bancorp NA, 5.80% to 6/15/23(1)(5)(7)	681	686,594

		$97,038,586

Capital Markets — 1.3%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(5)(7)	$8,550	$8,584,371
UBS Group AG, 6.875% to 8/7/25(1)(5)(7)(8)	7,463	7,963,133

		$16,547,504

Construction & Engineering — 0.0%(2)
Abengoa Abenewco 2 SAU, 1.50%, (0.00% Cash and 1.50% PIK), 4/26/24(1)(4)(9)	$1,314	$19,717

		$19,717

Diversified Financial Services — 0.9%
Credito Real SAB de CV, 9.50%, 2/7/26(4)	$4,460	$5,000,998
Textron Financial Corp., 4.253%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(6)	1,719	1,332,852
Unifin Financiera SAB de CV, 7.375%, 2/12/26(4)	3,030	2,927,738
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(4)(5)(7)	2,522	2,304,503

		$11,566,091

Electric Utilities — 1.1%
AES Gener SA, 7.125% to 4/7/24, 3/26/79(4)(5)	$3,385	$3,660,031
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	3,025	3,294,286
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(5)	1,402	1,477,012
Southern California Edison Co., Series E, 6.25% to 2/1/22(5)(7)	2,593	2,662,090
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(5)	3,377	3,499,516

		$14,592,935

Food Products — 0.5%
Land O’ Lakes, Inc., 8.00%(1)(4)(7)	$6,721	$6,939,432

		$6,939,432

Gas Utilities — 0.3%
NiSource, Inc., 5.65% to 6/15/23(5)(7)	$3,160	$3,145,891

		$3,145,891

Insurance — 0.3%
Principal Financial Group, Inc., 4.70% to 5/15/20, 5/15/55(5)	$3,190	$3,177,304

		$3,177,304

Multi-Utilities — 0.6%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(7)	$6,450	$6,730,027
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(5)	873	910,146

		$7,640,173

Security	Principal Amount (000’s omitted)	Value
Oil, Gas & Consumable Fuels — 1.7%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(5)(7)	$3,320	$3,273,454
Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(5)	6,015	5,945,707
Gran Tierra Energy, Inc., 7.75%, 5/23/27(4)	5,240	5,220,350
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(7)	6,981	102,966
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(5)(7)	8,080	7,805,118

		$22,347,595

Pharmaceuticals — 0.2%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24	$3,195	$2,964,001

		$2,964,001

Pipelines — 0.5%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(5)(7)	$7,383	$6,974,942

		$6,974,942

Specialty Retail — 0.0%(2)
Signet UK Finance PLC, 4.70%, 6/15/24	$252	$219,240

		$219,240

Transportation — 0.1%
JSL Europe SA, 7.75%, 7/26/24(1)(4)	$1,510	$1,610,641

		$1,610,641

Total Corporate Bonds & Notes (identified cost $203,655,161)		$201,824,695

Exchange-Traded Funds — 4.0%

Security	Shares	Value
Equity Funds — 4.0%
First Trust Preferred Securities and Income ETF(1)	1,310,720	$25,729,433
SPDR S&P 500 ETF Trust(1)	90,441	26,899,867

Total Exchange-Traded Funds (identified cost $52,727,802)		$52,629,300

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(10)	22,504,624	$22,504,624

Total Short-Term Investments (identified cost $22,504,565)		$22,504,624

Total Investments — 131.9% (identified cost $1,643,314,575)		$1,732,249,064

Other Assets, Less Liabilities — (31.9)%		$(419,377,399)

Net Assets — 100.0%		$1,312,871,665

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $67,234,492 or 5.1% of the Fund’s net assets.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $19,806,838 or 1.5% of the Fund’s net assets.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $287,815.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	50.4%	$872,735,437
United Kingdom	11.2	193,636,716
Switzerland	5.1	87,602,950
Spain	4.2	72,391,304
Japan	4.0	69,379,722
France	3.2	55,917,884
Australia	2.8	47,963,928
Poland	2.3	40,588,925
Sweden	2.0	35,437,983
Canada	1.8	30,673,690
Netherlands	1.7	29,974,104
Italy	1.7	29,222,028
Denmark	1.5	26,123,158
Germany	1.5	25,660,476
Belgium	0.8	13,017,175
Taiwan	0.7	12,410,147
Mexico	0.6	10,864,645
Hong Kong	0.4	7,205,329
China	0.4	6,647,418
Finland	0.2	3,829,106
Chile	0.2	3,660,031
Israel	0.2	2,964,001
Brazil	0.1	1,713,607
Exchange-Traded Funds	3.0	52,629,300

Total Investments	100.0%	$1,732,249,064

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	920	Long	9/20/19	$137,185,800	$3,905,260
Nikkei 225 Index	49	Long	9/12/19	9,667,552	177,433
SPI 200 Index	304	Short	9/19/19	(34,948,924)	(166,889)
STOXX Europe 600 Banks Index	3,026	Short	9/20/19	(64,382,836)	(463,751)
STOXX Europe 600 Insurance Index	562	Short	9/20/19	(9,195,144)	109,699
STOXX Europe 600 Utilities Index	2,176	Short	9/20/19	(38,420,886)	567,280

					$4,129,032

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

USD	-	United States Dollar

At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $4,759,672 and $630,640, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Communication Services	$91,814,827	$52,085,721	$—	$143,900,548
Consumer Discretionary	70,120,671	112,011,484	—	182,132,155
Consumer Staples	30,716,251	65,820,134	—	96,536,385
Energy	55,456,442	24,494,153	—	79,950,595
Financials	113,441,687	107,827,264	—	221,268,951
Health Care	100,474,046	45,928,868	—	146,402,914
Industrials	76,123,120	89,215,735	—	165,338,855
Information Technology	96,299,754	54,458,362	—	150,758,116
Materials	7,819,257	65,631,058	—	73,450,315
Real Estate	27,630,405	—	—	27,630,405
Utilities	35,226,406	55,661,001	—	90,887,407
Total Common Stocks	$705,122,866	$673,133,780 **	$—	$1,378,256,646
Preferred Stocks
Consumer Staples	$—	$10,306,385	$—	$10,306,385
Energy	10,105,148	—	—	10,105,148
Financials	20,557,808	12,197,610	—	32,755,418
Real Estate	10,241,878	—	—	10,241,878
Utilities	11,841,964	1,783,006	—	13,624,970
Total Preferred Stocks	$52,746,798	$24,287,001	$—	$77,033,799
Corporate Bonds & Notes	$—	$201,804,978	$19,717	$201,824,695
Exchange-Traded Funds	52,629,300	—	—	52,629,300
Short-Term Investments	—	22,504,624	—	22,504,624
Total Investments	$810,498,964	$921,730,383	$19,717	$1,732,249,064
Futures Contracts	$4,582,239	$177,433	$—	$4,759,672
Total	$815,081,203	$921,907,816	$19,717	$1,737,008,736

Liability Description
Futures Contracts	$(463,751)	$(166,889)	$—	$(630,640)
Total	$(463,751)	$(166,889)	$—	$(630,640)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.